COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 93,732	$ 137,298
2016	70,005	90,513
2017	1,997	24,456
2018		741
Total minimum payments	165,734	$ 253,008
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	102,332
2017	52,384
2018	0
Total minimum payments	$ 154,716